Note 21 - Trade Receivables, Other Receivables and Prepayments	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
NOTE 21.	TRADE RECEIVABLES, OTHER RECEIVABLES AND PREPAYMENTS

[US$ thousands]	As of December 31,
Trade receivables	2018	2019
Trade receivables	24,594	39,981
Unbilled receivables	12,874	9,390
Total	37,468	49,371

[US$ thousands]	As of December 31,
Other receivables	2018	2019
VAT	754	1,232
Receivable from Otello Corporation ASA	1,267	924
Deposit in restricted escrow account (1)	-	52,878
Other	5,102	4,078
Total	7,123	59,112

(
1
)
As of
December 31, 2019,
the Group had transferred
US$52,878
thousand into the escrow account as collateral for a credit facility. See Note
19
 for more information.

[US$ thousands]	As of December 31,
Prepayments	2018	2019
Prepaid expenses (1)	14,372	25,809
Total	14,372	25,809

(
1
)
See Note
28
 for specification of amount of prepaid expenses with Mobimagic Digital Technology Ltd (formerly known as
360
Mobile Security).

[US$ thousands]	As of December 31,
Allowance for impairment of trade receivables	2018	2019
As of period start, as previously reported	1,837	1,619
Impact of IFRS 9	100	-
As of period start, restated	1,937	1,619
Change in the period (1)	(318)	(173)
As of period end	1,619	1,446

(
1
)
The change in loss allowance in the periods is recognized in the Statement of Operations.

As of period end, the aging of trade receivables was as follows.

[US$ thousands]		Neither past due	Past due
Aging analysis of trade receivables	Total	nor impaired	<30 days	31-60 days	61-90 days	>90 days (1)
As of December 31, 2018	24,594	15,603	3,252	2,588	690	2,460
As of December 31, 2019	39,981	22,125	8,761	657	341	8,097

(
1
)
As of year-end
2019,
the total amount of trade receivables due from Powerbets, a joint venture, that were more than
90
days past due was
US$5,946
thousand (
December 31, 2018:
US$0
).

For trade receivables, the Group recognizes a loss allowance based on lifetime expected credit losses as of each reporting date. The Group makes specific loss provisions at the level of specific invoices where information exists that management can utilize in its determination of risk. For trade receivables where no
specific risk information is identified, the Group uses a provision matrix that is based on the nature of the receivable, location of its invoicing and the age of the invoice relative to its due date, reflecting its historical credit loss experience and adjusting for forward-looking factors specific to the debtors and the economic environment. As at
December 31, 2019,
the loss allowance totaled
US$1,446
thousand, corresponding to
2.9%
of trade receivables (
December 31, 2018:
US$1,619
thousand, corresponding to
4.3%
of trade receivables).

For details regarding the Group’s procedures on managing credit risk, please refer to Note
18.